Leases - Schedule of Maturities of Operating Lease Liabilities (Details) € in Thousands	Dec. 31, 2025 EUR (€)
Leases [Abstract]
2026	€ 3,678
2027	3,679
2028	3,590
2029	3,560
2030	3,560
2031 and thereafter	26,401
Total lease payments	44,468
Less: imputed interest	(8,126)
Operating lease	€ 36,342